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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21123

AGILEX Funds

(Exact name of registrant as specified in charter)

200 East Broward Blvd.
Suite 920
Fort Lauderdale, FL 33301

(Address of principal executive offices)           (Zip code)

CITCO Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-356-5740

Date of fiscal year end: 12/31/2005
Date of reporting period:  3/31/2005

Item 1. Schedule of Investments.

Principal Protected 500 Series I

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 6.50%
	S&P 500 Composite Stock Index
10	December 2004, strike price @1,050	$157,300

	S&P 500 Composite Stock Index
2	June 2005, strike price @1,025	31,980
	Total Options Purchased (Cost $211,446)	189,280

U.S. Treasury Security - 86.41%
	U.S. Treasury Strips 0.00%, due 05/15/10
3,103,500	(Cost $2,621,210)	2,515,911

Total Investments (Cost $2,832,656) - 92.91%		$2,705,191
Cash and other Assets Less Liabilities - 7.09%		206,485

TOTAL NET ASSETS -- 100%		$2,911,676

Principal Protected 100 Series I

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 6.18%
	Nasdaq 100 Index
40	June 2005, strike price @30	$27,200

	Nasdaq 100 Index
75	January 2006, strike price @30	58,125
	Total Options Purchased (Cost $101,995)	85,325

U.S. Treasury Security - 87.92%
	U.S. Treasury Strips 0.00%, due 05/15/10
1,497,500	(Cost $1,264,623)	1,213,977

Total Investments (Cost $1,366,618) - 94.10%		$1,299,302
Cash and other Assets Less Liabilities - 5.90%		81,451

TOTAL NET ASSETS -- 100%		$1,380,753

Principal Protected 2000 Series I

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 7.64%
	Russell 2000 Index
15	January 2006, strike price @100	$38,325

	Russell 2000 Index
15	June 2005, strike price @600	46,200
	Total Options Purchased (Cost $148,090)	84,525

U.S. Treasury Security - 79.31%
1,082,500	U.S. Treasury Strips 0.00%, due 05/15/10
	(Cost $914,223)	877,549

Total Investments (Cost $1,062,313) - 86.95%		$962,074
Cash and other Assets Less Liabilities - 13.05%		144,427

TOTAL NET ASSETS -- 100%		$1,106,501

Principal Protected 400 Series I

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 10.59%
	S&P Mid-Cap 400 Index
10	December 2005, strike price @550	$122,900
	Total Options Purchased (Cost $135,530)	122,900

U.S. Treasury Security - 80.87%
	U.S. Treasury Strips 0.00%, due 05/15/10
1,157,500	(Cost $977,577)	938,349

Total Investments (Cost $1,113,107) - 91.46%		$1,061,249
Cash and other Assets Less Liabilities - 8.54%		99,128

TOTAL NET ASSETS -- 100%		$1,160,377

Principal Protected LS Series I

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 4.52%
	Russell 2000 Index
3	June 2005, strike price @600	$9,240

	S&P 500 Composite Stock Index
2	December 2005, strike price @1,050	31,460
	Total Options Purchased (Cost $53,795)	40,700

U.S. Treasury Security - 87.35%
	U.S. Treasury Strips 0.00%, due 05/15/10
971,000	(Cost $819,997)	787,160

Total Investments (Cost $873,792) - 91.87%		$827,860
Cash and other Assets Less Liabilities - 8.13%		73,256

TOTAL NET ASSETS -- 100%		$901,116

500 Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 11.96%
	S&P 500 Composite Stock Index
10	December 2005, strike price @1,050	$157,300
	Total Options Purchased (Cost $171,280)	157,300

U.S. Treasury Security - 67.75%
	U.S. Treasury Strips 0.00%, due 11/15/10
1,119,500	(Cost $897,158)	890,609

Total Investments (Cost $1,068,438) - 79.71%		$1,047,909
Cash and other Assets Less Liabilities - 20.29%		266,674

TOTAL NET ASSETS -- 100%		$1,314,583

100 Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 12.33%
	Nasdaq 100 Index
100	June 2005, strike price @30	$68,000

	Nasdaq 100 Index
75	January 2006, strike price @30	58,125
	Total Options Purchased (Cost $165,775)	126,125

U.S. Treasury Security - 80.35%
	U.S. Treasury Strips 0.00%, due 11/15/10
1,033,000	(Cost $827,887)	821,795

Total Investments (Cost $993,662) - 92.68%		$947,920
Cash and other Assets Less Liabilities - 7.32%		74,840

TOTAL NET ASSETS -- 100%		$1,022,760

400 Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 17.73%
	S&P Mid-Cap 400 Index
10	December 2005, strike price @550	$122,900
	Total Options Purchased (Cost $130,280)	122,900

U.S. Treasury Security - 67.86%
	U.S. Treasury Strips 0.00%, due 11/15/10
591,500	(Cost $474,031)	470,563

Total Investments (Cost $604,311) - 85.59%		$593,463
Cash and other Assets Less Liabilities - 14.41%		99,927

TOTAL NET ASSETS -- 100%		$693,390

2000 Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 8.45%
	Russell 2000 Index
10	January 2006, strike price @100	$25,550

	Russell 2000 Index
10	June 2005, strike price @600	30,800
	Total Options Purchased (Cost $99,210)	56,350

U.S. Treasury Security - 72.14%
605,000	U.S. Treasury Strips 0.00%, due 11/15/10
	(Cost $484,891)	481,303

Total Investments (Cost $584,101) - 80.59%		$537,653
Cash and other Assets Less Liabilities - 19.41%		129,525

TOTAL NET ASSETS -- 100%		$667,178

TI Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 21.09%
	Nasdaq 100 Index
200	June 2005, strike price @30	$136,000

	Russell 2000 Index
85	June 2005, strike price @600	261,800

	S&P Mid-Cap 400 Index
25	December 2005, strike price @570	262,500

	S&P 500 Composite Stock Index
20	December 2005, strike price @1,050	314,600
	Total Options Purchased (Cost $1,184,490)	974,900

U.S. Treasury Security - 69.64%
	U.S. Treasury Strips 0.00%, due 11/15/10
4,047,000	(Cost $3,243,114)	3,219,558

Total Investments (Cost $4,427,604) - 90.73%		$4,194,458
Cash and other Assets Less Liabilities - 9.27%		428,491

TOTAL NET ASSETS -- 100%		$4,622,950

MI LS Protected Growth Fund II

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 21.65%
	Russell 2000 Index
3	June 2005, strike price @600	$9,240

	S&P 500 Composite Stock Index
3	December 2005, strike price @1,050	47,190
	Total Options Purchased (Cost $70,248)	56,430

U.S. Treasury Security - 61.95%
	U.S. Treasury Strips 0.00%, due 11/15/10
203,000	(Cost $162,667)	161,495

Total Investments (Cost $232,915) - 83.60%		$217,925
Cash and other Assets Less Liabilities - 16.40%		42,737

TOTAL NET ASSETS -- 100%		$260,662

Total Index Growth Fund III

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

Face
Amount/	Security
Shares	Description	Value

Call Options - 18.28%
	Russell 2000 Index
80	June 2005, strike price @600	$246,400

	S&P Mid-Cap 400 Index
25	December 2005, strike price @570	262,500

	S&P 500 Composite Stock Index
25	December 2005, strike price @1,050	393,250
	Total Options Purchased (Cost $1,009,240)	902,150

U.S. Treasury Security - 64.67%
4,146,000	U.S. Treasury Strips 0.00%, due 05/15/11
	(Cost $3,142,423)	3,191,466

Total Investments (Cost $4,151,663) - 82.95%		$4,093,616
Cash and other Assets Less Liabilities - 17.05%		841,415

TOTAL NET ASSETS -- 100%		$4,935,032

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Agilex Funds

By:	/s/ Robert M. Gunville
Robert M. Gunville, President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Gunville
Robert M. Gunville, President

Date: May 27, 2005

By:	/s/ Charles F. Fistel
Charles F. Fistel, Chief Financial Officer

Date: May 27, 2005